UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Expenses
Loss from operations	$ (724,940)	$ (834)
Other (Expense) Income
Net income (loss)	$ 621,507	$ (834)
Basic net income (loss) per common share	$ 0.04	$ 0.00
Diluted net income (loss) per common share	$ 0.04	$ 0.00
Basic weighted average shares outstanding	15,812,500	2,750,000
Weighted Average Number of Shares - Diluted	15,812,500	2,750,000
New Dragonfly
Net Sales	$ 39,925,000	$ 38,973,000
Cost of Goods Sold	27,402,000	22,939,000
Gross Profit	12,523,000	16,034,000
Operating Expenses
Research and development	1,198,000	1,196,000
General and administrative	7,421,000	5,393,000
Selling and marketing	5,973,000	4,213,000
Total Operating Expenses	14,592,000	10,802,000
Loss from operations	(2,069,000)	5,232,000
Other (Expense) Income
Interest (Expense) Income	(2,450,000)	0
(Loss) Gain on disposition of assets	(62,000)	62,000
Other income, net	(2,512,000)	62,000
(Loss) Income Before Taxes	(4,581,000)	5,294,000
(Benefit) Provision for Income Taxes	(814,000)	1,117,000
Net income (loss)	$ (3,767,000)	$ 4,177,000
Basic net income (loss) per common share	$ (0.18)	$ 0.14
Diluted net income (loss) per common share	$ (0.18)	$ 0.13
Basic weighted average shares outstanding	20,952,757	20,053,843
Weighted Average Number of Shares - Diluted	20,952,757	21,643,596